Offerings	Aug. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	7,446,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 7,446,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,028.29
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	9,516,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 9,516,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,314.16
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,869,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,869,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 534.31
Offering Note	.